Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Schedule of future minimum lease payments commitments

		Less than One	One to	Three to	More than
Operating lease commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
As of December 31, 2021	86,947	11,271	21,190	20,175	34,311

Schedule of purchase commitments

		Less than One	One to	Three to	More than
Purchase commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
As of December 31, 2021	619,928	588,882	28,653	2,268	125

Schedule of other commitments

		Less than One	One to	Three to	More than
Other commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
2022 Notes	911,242	911,242	—	—	—
2024 Notes	884,000	28,000	856,000	—	—
2030 Notes	977,812	25,312	50,625	50,625	851,250
Total	2,773,054	964,554	906,625	50,625	851,250